additional statement of cash flow information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net change in non-cash operating working capital
Accounts receivable	$ (197)	$ (34)	$ (223)	$ 169
Inventories	25	17	42	50
Contract assets	3	(3)	1	(3)
Prepaid expenses	(26)	(26)	(110)	(147)
Accounts payable and accrued liabilities	253	194	190	(164)
Income and other taxes receivable and payable, net	(53)	87	(269)	172
Advance billings and customer deposits	(3)	(7)	3	(16)
Provisions	14	13	(36)	4
Total	16	241	(402)	65
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(718)	(639)	(1,357)	(1,160)
Intangible assets	(166)	(158)	(299)	(295)
Total	(884)	(797)	(1,656)	(1,455)
Additions arising from leases	110		232
Additions arising from non-monetary transactions	4	6	8	14
Capital expenditures	(770)	(791)	(1,416)	(1,441)
Change in associated non-cash investing working capital	125	56	(22)	(32)
Total	$ (645)	$ (735)	$ (1,438)	(1,473)
Issue of shares by subsidiary to non-controlling interests
Issue of shares				43
Non-monetary issue of shares in business combination				(19)
Cash proceeds on share issuance				24
Total issue of shares by subsidiary to non-controlling interest - Issued or received				$ 24